Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2011	$ 1,152,737	$ 8,832,222	$ 13,605,484	$ 34,073,278	$ 57,663,721
Net income				2,098,762	2,098,762
Other comprehensive income, net			8,934,240		8,934,240
Cash dividends				(265,129)	(265,129)
Repurchases of common stock, net	(10,851)	76,021		(263,980)	(198,810)
Balance at Dec. 31, 2012	1,141,886	8,908,243	22,539,724	35,642,931	68,232,784
Net income				1,795,686	1,795,686
Other comprehensive income, net			(15,787,733)		(15,787,733)
Cash dividends				(285,471)	(285,471)
Repurchases of common stock, net	(13,303)			(294,695)	(307,998)
Balance at Dec. 31, 2013	$ 1,128,583	$ 8,908,243	$ 6,751,991	$ 36,858,451	$ 53,647,268